Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
PVH Associates Investment Plan [Member]
Party-In-Interest Transactions [Line Items]
Party-In-Interest Transactions

3.  Party-In-Interest Transactions

Plan assets are invested in PVH Corp. stock directly. The Company is the Plan sponsor, therefore transactions involving the Company’s stock qualify as party-in-interest transactions. During the year ended December 31, 2025, the Plan purchased 15,019 and sold 58,138 shares of the Company’s common stock and received $31,872 during 2025 from the Company as payment of dividends on its common stock. Certain legal and accounting fees, and administrative expenses are paid by the Company, and accordingly, are not included in the financial statements of the Plan. Additionally, notes receivable from participants also qualify as exempt party-in-interest transactions.